SCHEDULE OF EFFECTIVE FEDERAL INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory blended income tax rates	(21.00%)	(21.00%)
State statutory income tax rate, net of federal benefit
Change in valuation allowance	21.00%	21.00%
Effective tax rate